Income Taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes, net of refunds	$ 3	$ 38
Hong Kong [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes, net of refunds
PRC [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes, net of refunds	3	38
Myanmar [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes, net of refunds			3
Germany [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes, net of refunds